Subsequent Events (Details Narrative) (10-K) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2018	Jan. 04, 2018	May 31, 2017	Mar. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Series A Convertible Preferred Stock [Member]
Conversion of stock into shares			67		232,151	8,990	67
Before Reverse Split [Member] | Series A Convertible Preferred Stock [Member]
Conversion of stock into shares			1,000		3,445,266		1,000
NIS [Member]
Monthly consultation fee		$ 40,000
CardioSert Ltd [Member]
Initial payment	$ 250,000	$ 50,000
Buy back amount per patent		$ 1.00
CardioSert Ltd [Member] | Minimum [Member]
Investments		$ 2,000,000
Subsequent Event [Member]
Buy back amount per patent		$ 1.00
Conversion of stock into shares				101,063
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Conversion of stock into shares				1,500
Subsequent Event [Member] | Before Reverse Split [Member]
Conversion of stock into shares				1,500,000
Subsequent Event [Member] | NIS [Member]
Monthly consultation fee		$ 40,000,000
Subsequent Event [Member] | Minimum [Member]
Investments		$ 2,000,000
Subsequent Event [Member] | CardioSert Ltd [Member]
Patent description		Closing of the acquisition in April 2018, CardioSert's issued U.S. patent and three patent applications pending worldwide were added to Microbot's patent portfolio and Microbot now has a patent portfolio of 29 issued/allowed patents and 19 patent applications pending worldwide.
Initial payment		$ 50,000